Subsequent Events - Additional Information (Detail)			1 Months Ended			2 Months Ended	3 Months Ended		12 Months Ended
	May. 02, 2016 USD ($)	Feb. 24, 2016 USD ($) $ / shares shares	Feb. 29, 2016 USD ($) $ / shares shares	Jan. 31, 2016 USD ($) shares	Oct. 31, 2014 USD ($) shares	Feb. 29, 2016 USD ($) $ / shares shares	Mar. 31, 2016 USD ($) $ / shares shares	Mar. 31, 2015 USD ($)	Dec. 31, 2015 USD ($) shares	Dec. 31, 2014 USD ($) shares	May. 11, 2016 USD ($)	Apr. 07, 2016 shares	Apr. 04, 2016 shares	Mar. 01, 2016 shares	Dec. 30, 2015 USD ($)	Feb. 28, 2015 shares
Subsequent Event [Line Items]
Cashless exercise of warrants						1,846,903
Proceeds from exercise of warrants | $							$ 1,335,950	$ 88,000	$ 3,161,220	$ 31,600
Outstanding warrants							66,789,624		13,219,597	5,447,940
Warrants Exercisable							66,789,624		13,219,597	5,447,940
Consulting services for settlement of disputes | $			$ 80,000
Consulting fee incurred | $			800,000			$ 800,000
Consulting fee, paid | $			$ 200,000
Proceeds from Issuance of Initial Public Offering | $					$ 6,400,000
Shares of common stock underlying warrant							1,785,260		107,751	2,596
Senior Secured Convertible Note
Subsequent Event [Line Items]
Convertible notes payable, principal | $							$ 22,100,000		$ 22,100,000						$ 22,100,000
Securities Purchase Agreement | Senior Secured Convertible Note
Subsequent Event [Line Items]
Convertible notes payable, principal | $															$ 22,100,000
Common Stock
Subsequent Event [Line Items]
Shares issued, IPO									0	548
IPO
Subsequent Event [Line Items]
Shares issued, IPO		39.2	39,200,000
Proceeds from Issuance of Initial Public Offering, gross | $			$ 6,300,000
Proceeds from Issuance of Initial Public Offering | $		$ 5.0	$ 5,600,000
IPO | Common Stock
Subsequent Event [Line Items]
Shares issued, IPO		1,120,000			548
Number of shares included in preferred unit		1	1			1
Purchased Options
Subsequent Event [Line Items]
Conversion of stock, shares converted						121,450
Subsequent Event
Subsequent Event [Line Items]
Funds from the restricted cash accounts | $	$ 1,000,000
Subsequent Event | Securities Purchase Agreement | Senior Secured Convertible Note
Subsequent Event [Line Items]
Convertible notes payable, principal | $											$ 22,100,000
Series E Warrants
Subsequent Event [Line Items]
Outstanding warrants							58,800,000
Warrants Exercisable			1,680,000			1,680,000	58,800,000
Preferred shares issued, price per share | $ / shares		$ 6.82					$ 7.17
Shares of common stock underlying warrant							1,680,000
Series E Warrants | IPO
Subsequent Event [Line Items]
Number of shares included in preferred unit		52.5	1.5			1.5
Preferred shares issued, price per share | $ / shares		$ 8.75	$ 0.25			$ 0.25
Warrants expiration		6 years	6 years
Series E Warrants | Subsequent Event
Subsequent Event [Line Items]
Outstanding warrants												58,800,000
Common shares issued in exchange of warrants												650,160	650,160
Shares of common stock underlying warrant												1,680,000
Common stock exchange ratio												2.584
Series E Warrants | Subsequent Event | Warrants Cancelled
Subsequent Event [Line Items]
Outstanding warrants												0
Warrants issued												0
Monthly Payment
Subsequent Event [Line Items]
Consulting fee incurred | $			$ 50,000			$ 50,000
Series C Convertible Preferred Stock
Subsequent Event [Line Items]
Cashless exercise of warrants						5,001,687
Conversion of stock, shares converted				138,158
Proceeds from exercise of warrants | $				$ 304,017
Outstanding warrants														50,418
Warrants Exercisable														16,105
Series E Convertible Preferred Stock
Subsequent Event [Line Items]
Conversion of stock, shares converted						13,967	13,967		2,650,403
Shares issued, IPO									14,750
Number of shares included in preferred unit																1
Series E Convertible Preferred Stock | Common Stock
Subsequent Event [Line Items]
Conversion of stock, shares converted							13,967		2,650,403
Series D Convertible Preferred Stock
Subsequent Event [Line Items]
Common Stock, Capital Shares Reserved for Future Issuance			85,000,000			85,000,000			120,000,000